Financial instruments by category (Details 2) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Amortized cost:
Payables to third parties	R$ 4,324,198	R$ 3,080,569
Trade payables	165,246	92,444
Trade payables to related parties	30,797	39,101
Other payables	29,501	19,462
Total	R$ 4,549,742	R$ 3,231,576